Document and Entity Information	Nov. 01, 2019
Cover [Abstract]
Amendment Flag	true
Entity Central Index Key	0001410384
Document Type	8-K/A
Document Period End Date	Nov. 01, 2019
Entity Registrant Name	Q2 HOLDINGS, INC.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-36350
Entity Tax Identification Number	20-2706637
Entity Address, Address Line One	13785 Research Blvd
Entity Address, Address Line Two	Suite 150
Entity Address, City or Town	Austin
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	78750
City Area Code	512
Local Phone Number	275-0072
Title of 12(b) Security	Common Stock, $0.0001 par value
Trading Symbol	QTWO
Security Exchange Name	NYSE
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Amendment Description	This Current Report on Form 8-K/A (“Amendment No. 2”) amends and supplements the Original Form 8-K, as amended by Amendment No. 1. The Original Form 8-K is being amended by this Amendment No. 2 to file the unaudited pro forma condensed combined financial information related to the acquisition of PrecisionLender attached hereto as Exhibit 99.4 in accordance with Article 11 of Regulation S-X. No other amendments to the Original Form 8-K, as amended by Amendment No. 1, are being made by this Amendment No. 2, and the disclosures and exhibits included in the Original Form 8-K and Amendment No. 1 otherwise remain unchanged.